Accrued Liabilities and Other Payables (Details)		12 Months Ended
	Nov. 13, 2019 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) ¥ / shares	Dec. 31, 2019 USD ($) $ / shares
Payables and Accruals [Abstract]
Bear interest percentage		8.00%
Preferred share issued (in Shares) | shares	21,794,872
Preferred shares purchase price per share (in Dollars per share) | $ / shares	$ 1.95
Aggregate purchase price	$ 42,500,000
Recognized loan	$ 32,910,257
Accrued liabilities and other payables				$ 21,743,857
Preferred share price per share (in Dollars per share) | $ / shares				$ 1.95
Repurchase price per share (in Yuan Renminbi per share) | ¥ / shares			¥ 13.7648
Annual simple interest rate		8.00%	8.00%
Warrants to purchase ordinary shares (in Shares) | shares		10,897,436
Percentage of purchase price		120.00%
Preferred shares		$ 2.34	¥ 2.34
Percentage of warrant Exercise Price		125.00%
Warrant exercise price		$ 2.925